TAXATION (Details) ¥ in Thousands, $ in Thousands	12 Months Ended					36 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019	Dec. 31, 2018
TAXATION
Percentage of ownership interests to be held by foreign investors (as a percent)	25.00%	25.00%
Company's net loss before income tax
PRC	¥ (1,053,407)	$ (152,730)	¥ (954,592)	¥ (758,737)
Non-PRC	(410,909)	(59,574)	(306,013)	(251,964)
Loss before income taxes and share of net loss of equity investees	(1,464,316)	(212,304)	(1,260,605)	(1,010,701)
Components of income tax expense
Current income tax	(511)	(74)	(3,198)	(18,381)
Deferred income tax				828
Income tax expense (benefit), total	¥ (511)	$ (74)	¥ (3,198)	¥ (17,553)
British Virgin Islands
TAXATION
With holding tax	0.00%	0.00%
Hong Kong
TAXATION
With holding tax	0.00%	0.00%	0.00%	0.00%
Income tax rate (as a percent)	16.50%	16.50%	16.50%	16.50%
Assessable profits	¥ 0		¥ 0	¥ 0
PRC
TAXATION
Income tax rate (as a percent)	25.00%	25.00%	25.00%	25.00%	25.00%
Withholding income tax on dividends distributed by an FIE to its immediate holding company outside China (as a percent)	10.00%	10.00%
Maximum percentage of withholding income tax on dividends distributed by an FIE to its immediate holding company in Hong Kong (as a percent)	5.00%	5.00%
PRC | BEST Technology
TAXATION
Preferential tax rate (as a percent)	15.00%	15.00%	15.00%	15.00%		15.00%
non- PRC
TAXATION
Income tax rate (as a percent)	25.00%	25.00%
Assessable profits	¥ 0